Subsidiaries with Significant Interests Held by Non-controlling Stockholders	12 Months Ended
Dec. 31, 2018
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Subsidiaries with Significant Interests Held by Non-controlling Stockholders

27. SUBSIDIARIES WITH SIGNIFICANT INTERESTS HELD BY NON-CONTROLLING SHAREHOLDERS

The following is the information for the subsidiaries in which non-controlling shareholders have significant interests:

Company	Equity interest held by non-controlling partner
	2018	2017	2016
Gasmig	0.43%	0.43%	0.43%
Light S.A	50.01%	—	—
LightGer	25.51%	—	—
Guanhães	25.51%	—	—
Axxion	25.51%	—	—
Amazônia	12.75%	—	—
UHE Itaocara	25.51%	—	—

Total equity held by non-controlling shareholders:

	2018	2017	2016
Gasmig	4	4	6
Light S.A	1,277	—	—
LightGer	22	—	—
Guanhães	50	—	—
Axxion	5	—	—
UHE Itaocara	3	—	—

Total	1,361	4	6

Net income (loss) allocated to non-controlling interests:

	2018	2017	2016
Gasmig	1	1	1
Light S.A	31	—	—
LightGer	—	—	—
Guanhães	8	—	—
Axxion	2	—	—
UHE Itaocara	0	—	—

Total	42	1	1